Earnings per share - Summary of Movements in Shares (Details) shares in Millions	6 Months Ended
Jun. 30, 2026 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	2,179.5
Shares repurchased under the share buyback programme (in shares)	(30.7)
Net movements in shares under incentive schemes (in shares)	4.5
Number of shares outstanding at end of period (in shares)	2,153.3